22. EARNINGS (LOSS) PER SHARE (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Discontinued operations - Basic numerator
Net (loss) for the exercise attributable to controlling shareholders		R$ (904,628)	R$ (2,333,093)
Discontinued operations - Basic denominator
Common shares		812,473,246	812,473,246
Weighted average number of outstanding shares - basic (except treasury shares)	809,110,872	811,539,167	811,294,251
Net (loss) per share basic - R$		R$ (1.11)	R$ (2.88)
Discontinued operations - Diluted numerator
Net (loss) for the exercise attributable to controlling shareholders		R$ (904,628)	R$ (2,333,093)
Discontinued operations - Diluted denominator
Weighted average number of outstanding shares - basic (except treasury shares)		811,539,167	811,294,251
Weighted average number of outstanding shares - diluted	809,110,872	811,539,167	811,294,251
Net (loss) per share diluted - R$		R$ (1.11)	R$ (2.88)